GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Administrative Expense [Line Items]
Administrative expenses	$ 185	$ 212
Severance payments	1	18
Employee costs	128	131
Tanzanian Mines [Member]
Disclosure of Administrative Expense [Line Items]
Administrative expenses	0	27
Corporate administration
Disclosure of Administrative Expense [Line Items]
Administrative expenses	118	148
Expense (recovery) from share-based payment transactions with employees	$ 67	$ 37